STOCKHOLDERS EQUITY (Details) - Cala Energy Corp	Dec. 31, 2015 USD ($)
Stockholders Equity [Line Items]
Cash	$ 2,578
Total assets	2,578
Accounts payable	6,000
Notes payable (Notes 4 and 6)	36,100
Total liabilities	42,100
Net liabilities assumed	$ 39,522